TAXES RECOVERABLE	3 Months Ended
Mar. 31, 2025
TAXES RECOVERABLE

4. TAXES RECOVERABLE

The Company’s taxes recoverable consist of the Mexican I.V.A. (“VAT”) and income taxes recoverable and Canadian sales taxes (“GST/HST”) recoverable.

	March 31, 2025	December 31, 2024
VAT recoverable	$536	$179
GST recoverable	13	17
	$549	$195